SUPPLEMENT dated October 25, 2006

                              To the PROSPECTUS of

                        Standish Mellon Fixed Income Fund
                   Standish Mellon Investment Grade Bond Fund
                      Standish Mellon High Yield Bond Fund
                         Standish Mellon Yield Plus Fund
                 (formerly Standish Mellon Enhanced Yield Fund)

                               Dated: May 1, 2006
               (as supplemented June 16, June 27 and July 1, 2006)

--------------------------------------------------------------------------------

Standish Mellon High Yield Bond Fund  (the "High Yield Bond Fund") only:

Effective June 16, 2006, David R. Bowser replaced John R. McNichols and, effective October 27, 2006, Kent Wosepka replaced Johnathan M. Uhrig as a co-portfolio managers of the High Yield Bond Fund.

Therefore, the following replaces the information on page 16 under "The Investment Adviser - Fund Managers" with respect to the Fund.

--------------------------------------------------------------------------------
Fund                    Fund managers           Positions during past five years
--------------------------------------------------------------------------------
High Yield Bond Fund    David R. Bowser         David is a Strategist for
                                                investment grade credit and a
                                                Portfolio Manager for dedicated
                                                corporate mandates. Prior to
                                                joining Standish Mellon in 2000,
                                                he was a credit analyst at
                                                Loomis, Sayles & Company. David
                                                has been a Portfolio Manager of
                                                the fund since 2006.
--------------------------------------------------------------------------------
                        Kent Wosepka            Kent is a Senior Portfolio
                                                Manager for Active Core
                                                Strategies. Kent joined
                                                Standish Mellon in 1998 and has
                                                been a Portfolio Manager of the
                                                fund since 2006.
--------------------------------------------------------------------------------

The following replaces footnote 2 in the table under the "Fees and expenses of the fund" section on page 9 of the attached prospectus:

     (2)Effective January 1, 2007, Standish Mellon will lift its voluntary cap on total operating expenses of the High Yield Bond Fund from 0.50% to 0.60%. Accordingly, the Fund's actual expenses (after taking into account the revised expense limitations) would have been:

                  Management fees                             0.00%
                  Other Expenses                              0.60%
                  Total annual fund operating expenses        0.60%

     This cap may be changed or eliminated at any time.

         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                                FUTURE REFERENCE

                       SUPPLEMENT dated October 25, 2006

                  To the STATEMENT OF ADDITIONAL INFORMATION of

                        Standish Mellon Fixed Income Fund
                   Standish Mellon Investment Grade Bond Fund
                      Standish Mellon High Yield Bond Fund
                         Standish Mellon Yield Plus Fund
                 (formerly Standish Mellon Enhanced Yield Fund)

                               Dated: May 1, 2006
              (as supplemented April 14, June 16, and July 1, 2006)

--------------------------------------------------------------------------------

Effective June 16, 2006, David R. Bowser replaced John R. McNichols and, effective October 27, 2006, Kent Wosepka replaced Johnathan M. Uhrig as a co-portfolio managers of the Standish Mellon High Yield Bond Fund (the "High Yield Bond Fund").

Therefore, the information regarding John R. McNichols and Johnathan M. Uhrig under "Additional Information About the Portfolio Managers" on page 51 with respect to "Other Accounts The Portfolio Managers Are Managing," and on page 54 with respect to "Share Ownership by Portfolio Managers," is deleted and replaced with the following information as of December 31, 2005:

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

--------------------------------------------------------------------------------
                                                       Other Accounts Managed By
Portfolio Manager Name    Funds                        the Portfolio Manager
--------------------------------------------------------------------------------

David R. Bowser           High Yield Bond Fund         Other Registered
                                                       Investment Companies: 0
                                                       funds with total assets
                                                       of $0 million.

                                                       Other Pooled Investment
                                                       Vehicles: 0 entities
                                                       with total assets of
                                                       approximately $0 million.

                                                       Other Accounts: 6
                                                       accounts with total
                                                       assets of approximately
                                                       $1.18 billion.
--------------------------------------------------------------------------------

Kent Wosepka              Fixed Income Fund            Other Registered
                          High Yield Bond Fund         Investment Companies: of
                                                       $1.374 billion

                                                       Other Pooled Investment
                                                       Vehicles: 2 entities with
                                                       total assets of
                                                       approximately $31
                                                       million

                                                       Other Accounts: 31
                                                       accounts with total
                                                       assets of approximately
                                                       $2.928 billion
--------------------------------------------------------------------------------

SHARE OWNERSHIP BY PORTFOLIO MANAGERS

--------------------------------------------------------------------------------
Portfolio Manager Name   Fund                  Ownership
--------------------------------------------------------------------------------

David R. Bowser          High Yield Fund       A
--------------------------------------------------------------------------------

Kent Wosepka             Fixed Income Fund     A
                         -------------------------------------------------------

                         High Yield Fund       A
--------------------------------------------------------------------------------







                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE